Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL REPORT

October 31, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The report covers the six-month reporting period ended October 31, 2000. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete listing of fund holdings and its financial statements.

On behalf of income-oriented investors, the fund invests in a diversified portfolio consisting primarily of intermediate-term, high-quality debt securities. At the end of the reporting period, the fund's portfolio was invested primarily in corporate bonds (66.8%), followed by U.S. government agency securities (12.7%), mutual funds (11.5%), municipals (3.2%), asset-backed securities (2.2%), U.S. Treasury securities (1.6%), preferred stocks (1.3%) and a collateralized mortgage obligation.

During the six-month reporting period, Institutional Shares produced a total return of 5.14%1 through dividends totaling $0.329 per share and a net asset value increase of $0.15 per share. Institutional Service Shares produced a total return of 5.01%1 through dividends totaling $0.317 and a net asset value increase of $0.15 per share. Net assets in the fund totaled $322.4 million at the end of the reporting period.

Thank you for selecting Federated Intermediate Income Fund as a high-quality income investment. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
December 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Intermediate Income Fund invests primarily in high-quality, corporate debt securities rated in one of the four highest categories (BBB or better) by a nationally recognized statistical rating organization. The fund may also invest in other high-quality government and asset-backed securities. The fund duration is managed within a range of three to seven years.1

The six-month reporting period ended October 31, 2000 was positive for high-quality fixed income investors, in that interest rates declined across the entire maturity spectrum from 1-year to 30-year maturities. The short to intermediate part of the yield curve (i.e., 2- to 5-year maturities) experienced the largest rate declines. The Federal Reserve Board (the "Fed") did increase the federal funds target rate by 50 basis points in May 2000. This rate hike was the sixth upward move since the middle of 1999, and could well have been the final rate hike for the foreseeable future.

The pace of economic growth slowed meaningfully over the summer months with an apparent slowdown into the fourth quarter of 2000. The fixed income marketplace has come to the conclusion that the prior rate increases are having the desired effect of slowing the economy and putting a lid on inflationary pressures. In addition to weaker economic statistics, the third quarter of 2000 saw a wide variety of corporate earning disappointments, which created a substantial decline in equity markets. As a result, bonds regained their safe haven status and provided investors with income as well as capital appreciation.

In terms of relative fixed income sector performance, all high-quality bond sectors rose in price; however, the highest-quality sectors performed the best-- treasuries, agencies and mortgages. Investment grade corporate bonds also experienced price appreciation, but less so than higher-quality instruments, as corporate earnings and equity valuation concerns somewhat offset an overall positive bond environment.

For the six-month reporting period, Federated Intermediate Income Fund's Institutional Shares and Institutional Service Shares provided shareholders with a 5.14% and 5.01%2 total return, a return in excess of its income distribution, as the net asset value for each share class rose 15 cents. No significant changes were made from a duration perspective, as the fund maintained a slightly longer duration posture over the reporting period. This fund also remains allocated largely in the corporate and U.S. agency markets, a bias which should continue over the near term.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Home Equity Loan--0.6%
$2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	$1,915,624

		Credit Card--0.1%
500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	481,862

		Structured Product (Abs)--0.9%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,964,062
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	487,425
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	283,119
30,654		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	30,576

		TOTAL	2,765,182

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, (Series 1997-1), Class A8, 6.48%, 12/26/2009	1,948,300

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,314,925)	7,110,968

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Structured Product (Abs)--0.0%
20,364		Prudential Bache CMO Trust (Series 8), Class F, 7.965%, 3/1/2019 (identified cost $21,516)	20,239

		CORPORATE BONDS--66.8%
		Aerospace & Defense--0.4%
1,100,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	1,156,276

		Air Transportation--1.6%
226,202		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	226,365
1,567,361		Continental Airlines, Inc., Pass Thru Cert., (Series 1997-4B), 6.90%, 1/2/2017	1,474,480
1,150,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	987,965
900,000		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	933,192
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	398,752
1,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,174,472

		TOTAL	5,195,226

		Automobile--0.9%
1,850,000		Dana Corp., Note, 6.25%, 3/1/2004	1,716,707
1,460,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	1,255,585

		TOTAL	2,972,292

Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--7.4%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,169,850
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	220,992
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	99,951
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	253,032
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	202,602
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	203,328
2,000,000		Banco Santander Central Hispano, SA, Bank Guarantee, 7.875%, 4/15/2005	2,039,720
1,685,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	1,698,763
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,335,212
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,206
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	30,666
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	931,360
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,796,068
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	38,430
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	987,770
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	30,593
30,000		HSBC USA, Inc., Sub. Note, 8.25%, 11/1/2001	30,301
1,000,000		J.P. Morgan & Co., Inc., Sub. Note, 6.70%, 11/1/2007	950,960
3,800,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	3,947,858
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	15,214
1,000,000		NationsBank Corp., Sub. Note, (Series MTNF), 7.19%, 7/30/2012	952,310
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	682,081
4,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	3,906,196
200,000		SunTrust Bank, Inc., Sub. Note, 6.90%, 7/1/2007	194,212
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	256,581
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	14,500
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	954,087

		TOTAL	23,952,843

		Beverage & Tobacco--1.0%
2,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	2,007,360
100,000		Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	100,197
100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	99,953
1,000,000		Philip Morris Cos., Inc., Unsecd. Note, 9.00%, 1/1/2001	1,001,640

		TOTAL	3,209,150

		Broadcast Radio & TV--1.0%
3,100,000		Clear Channel Communications, Inc., 7.65%, 9/15/2010	3,050,400

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--1.9%
$3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	$3,773,910
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,193,210

		TOTAL	5,967,120

		Chemicals & Plastics--0.6%
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,495,020
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	41,400
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	511,326
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	28,992

		TOTAL	2,076,738

		Conglomerates--0.3%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	790,185

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,313,112
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	99,282
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	276,909

		TOTAL	2,689,303

		Ecological Services & Equipment--1.5%
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,369,600
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	390,732
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	1,938,300

		TOTAL	4,698,632

		Education--1.4%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,116,955
1,450,000		Columbia University, MTN, 8.62%, 2/21/2001	1,456,742

		TOTAL	4,573,697

		Electronics--0.6%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,712,415
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	223,831
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	14,768

		TOTAL	1,951,014

		Finance - Automotive--2.0%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,125,368
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	98,345
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	243,837
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	35,508
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	101,187
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	997,960
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$1,500,000		General Motors Acceptance Corp., MTN, 7.50%, 7/15/2005	$1,512,405
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	154,974
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,131,577

		TOTAL	6,401,161

		Finance - Retail--0.1%
50,000		Commercial Credit Co., Note, 5.55%, 2/15/2001	49,811
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	97,381
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	99,911
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	100,030

		TOTAL	347,133

		Financial Intermediaries--5.0%
4,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	3,841,240
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	938,600
2,575,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,564,442
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	173,472
625,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	623,956
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,544,965
1,625,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,583,530
1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	951,690
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	499,860
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	15,143
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	102,645
1,000,000		Merrill Lynch & Co., Inc., Note, (Series MTNB), 7.19%, 8/7/2012	944,000
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	931,620
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	52,105
100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	100,132
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, (Series MTNG), 6.35%, 1/15/2004	98,011
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	4,891
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	9,932
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	199,347
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	29,304
910,874	[1]	World Financial, Pass Thru Cert., (Series 96 WFP-B), 6.91%, 9/1/2013	882,907

		TOTAL	16,091,792

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--1.0%
$3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	$2,997,690
10,000		Paccar Financial Corp., Sr. Note, 6.18%, 2/15/2001	9,967
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	98,862

		TOTAL	3,106,519

		Food & Drug Retailers--0.8%
2,000,000		Kroger Co., Inc., 7.25%, 6/1/2009	1,934,380
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	492,210

		TOTAL	2,426,590

		Food Products--0.1%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,552
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	296,523

		TOTAL	302,075

		Forest Products--1.5%
1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	1,501,680
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,004,200
300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	298,842
310,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	310,449
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,054,020
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	23,531
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	718,207
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	25,918

		TOTAL	4,936,847

		Health Services--0.3%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	993,300

		Industrial Products & Equipment--0.0%
10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	10,008
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	24,531

		TOTAL	34,539

		Insurance--5.0%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	497,565
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,940,477
1,500,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	1,489,020
4,200		Equitable Cos., Inc., Sr. Note, 6.75%, 12/1/2000	4,197
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	1,894,420
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,226,520
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,263
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	15,021
Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--continued
$250,000		MBIA Insurance Corp., Deb., 9.00%, 2/15/2001	$250,955
900,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	668,439
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,935,704
1,000,000		St. Paul Cos., Inc., MTN, (Series MTNB), 7.29%, 8/28/2007	989,140
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	2,085,973

		TOTAL	16,022,694

		Leisure & Entertainment--2.4%
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	3,832,491
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	803,960
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,133,440
40,000		Walt Disney Co., Bond, 6.375%, 3/30/2001	39,918

		TOTAL	7,809,809

		Metals & Mining--2.2%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,964,330
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,434,101
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	887,679
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	662,681

		TOTAL	6,948,791

		Oil & Gas--6.2%
1,000,000		Apache Finance Properties Ltd., Sr. Note, 7.00%, 3/15/2009	983,150
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	11,522
1,250,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	1,138,025
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	980,450
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,133,911
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	731,303
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,279,738
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,064,150
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,507,085
1,000,000		USX Corp., Deb., 9.375%, 5/15/2022	1,147,200
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	986,670
1,000,000		Williams Cos., Inc. (The), Unsecd. Note, 6.50%, 12/1/2008	928,890
3,150,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	3,216,056

		TOTAL	20,108,150

		Pharmaceutical--0.1%
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	257,105
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	99,101

		TOTAL	356,206

Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--1.7%
$2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	$2,038,740
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,519,328

		TOTAL	5,558,068

		Rail Industry--0.5%
869,539		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	815,115
947,604		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	931,599

		TOTAL	1,746,714

		Real Estate--0.2%
900,000		Storage USA, Deb., 7.50%, 12/1/2027	740,925

		Retailers--6.0%
3,000,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	3,007,770
350,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	348,418
15,000		Dillard Investment, Deb., 9.25%, 2/1/2001	15,003
2,500,000		Federated Department Stores, Inc., Sr. Note, 10.00%, 2/15/2001	2,514,950
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	530,845
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	2,993,940
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,237,780
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	2,925,990
1,750,000		Target Corp., 7.50%, 2/15/2005	1,768,533
50,000		Wal-Mart Stores, Inc., Note, 8.625%, 4/1/2001	50,343
2,850,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	2,835,351
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	199,458

		TOTAL	19,428,381

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	463,185

		Sovereign Finance-Retail--0.4%
200,000	[1]	Korea Development Bank, 7.625%, 10/1/2002	199,333
1,200,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	1,166,352

		TOTAL	1,365,685

		Sovereign Government--1.0%
1,000,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,013,012
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,231,810
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,007,866

		TOTAL	3,252,688

Principal Amount			Value
		CORPORATE BONDS--continued
		Supranational--0.6%
$750,000		Corp Andina De Fomento, 8.875%, 6/1/2005	$786,173
1,100,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	1,106,897

		TOTAL	1,893,070

		Technology Services--1.4%
115,000		International Business Machines Corp., 7.25%, 11/1/2002	116,122
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	487,240
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	3,928,125

		TOTAL	4,531,487

		Telecommunications & Cellular--5.4%
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	241,450
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,821,288
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,079,633
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,461
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	48,950
2,800,000		Deutsche Telekom AG, Global Bond, 8.25%, 6/15/2030	2,880,612
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	97,618
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	408,594
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	724,750
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,215,000
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	14,095
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	806,840
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	97,527
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	113,289
2,000,000		Sprint Capital Corp., 6.375%, 5/1/2009	1,804,960
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	2,978,344
15,000		Verizon Communications, Deb., 6.75%, 5/1/2008	14,598

		TOTAL	17,362,009

		Utilities--3.4%
250,000		Consolidated Edison Co., Deb., (Series 92B), 7.625%, 3/1/2004	253,350
1,600,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,622,165
1,250,000		Enersis SA, Note, 7.40%, 12/1/2016	1,069,700
1,000,000		Gulf States Utilities, 1st Mtg. Bond, (Series 2005B), 6.77%, 8/1/2005	977,410
3,100,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	2,997,421
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,326,690
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	375,740
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	99,948
Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--continued
$30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	$29,879
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	177,462
25,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 12/1/2000	24,999
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, (Series B), 7.75%, 6/30/2004	1,016,360
100,000		Reliant Energy, Inc., Collateral Trust, (Series C), 6.50%, 4/21/2003	97,396
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	4,910
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	775,950

		TOTAL	10,849,380

		TOTAL CORPORATE BONDS (IDENTIFIED COST $219,673,784)	215,360,074

		U.S. GOVERNMENT AGENCIES--12.7%
		U.S. Government Agencies--12.7%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	98,683
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	990,160
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	990,300
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	982,280
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	977,230
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	1,959,740
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,686,510
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,479,570
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	975,950
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	198,638
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,847,560
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,400,825
2,500,000		Federal Home Loan Mortgage Corp., Deb., 8.05%, 4/5/2010	2,503,500
2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	2,015,720
1,333,000		Federal Home Loan Mortgage Corp., (Series 1228H), 7.00%, 2/15/2022	1,324,189
400,000		Federal Home Loan Mortgage Corp., (Series 1324VE), 7.00%, 8/15/2008	399,588
1,470,000		Federal Home Loan Mortgage Corp., (Series 1468M), 7.00%, 1/15/2010	1,458,784
1,000,000		Federal Home Loan Mortgage Corp., (Series 24), Class VB, 6.50%, 7/25/2010	959,620
500,000		Federal National Mortgage Association, 8.25%, 12/18/2000	501,095
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	149,220
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,650,033
1,500,000		Federal National Mortgage Association, MTN, (Series B), 7/9/2012	588,195
2,500,000		Federal National Mortgage Association, MTN, (Series MTN), 6.00%, 4/17/2006	2,422,100
1,000,000		Federal National Mortgage Association, (Series 1992-124), Class D, 7.00%, 4/25/2010	991,320
Principal Amount or Shares			Value
		U.S. GOVERNMENT AGENCIES--continued
		U.S. Government Agencies--continued
$2,000,000		Federal National Mortgage Association, (Series 1993-139), Class KD, 7.00%, 7/25/2006	$1,998,520
764,403		Federal National Mortgage Association, (Series 1994-79), Class G, 7.00%, 11/25/2004	764,342
1,000,000		Federal National Mortgage Association, (Series 1996-68), Class VC, 6.50%, 9/18/2010	959,610
1,000,000		Federal National Mortgage Association, (Series G93-31), Class H, 7.00%, 2/25/2013	975,100
4,000,000		Federal National Mortgage Association, Unsecd. Note, 6.65%, 11/7/2007	4,002,080
200,000		Federal National Mortgage Association, Unsecd. Note, 7.15%, 5/26/2004	199,490
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	491,150

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $41,879,556)	40,941,102

		MUNICIPALS--3.2%
		Education--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,162,172

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, (Series 1997), 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,141,825
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (FSA INS), 11/1/2018	1,323,596
2,000,000		McKeesport, PA, Taxable GO (Series B) 1997, 7.30% Bonds (MBIA INS), 3/1/2020	1,916,080
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	934,900
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds (Series 9), 8.95% Bonds, 1/1/2022	1,592,880
1,000,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,082,430
1,000,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,014,180

		TOTAL	9,005,891

		TOTAL MUNICIPALS (IDENTIFIED COST $10,317,319)	10,168,063

		U.S. TREASURY--1.6%
		Treasury Securities--1.6%
1,500,000		United States Treasury Bond, 6.25%, 5/15/2030	1,597,965
3,500,000		United States Treasury Note, 6.75%, 5/15/2005	3,629,080

		TOTAL U.S. TREASURY (IDENTIFIED COST $5,233,633)	5,227,045

		PREFERRED STOCKS--1.3%
		Financial Intermediaries--1.0%
70,000		Citigroup, Inc., Cumulative Pfd.	3,163,125

Shares			Value
		PREFERRED STOCKS--continued
		Telecommunications & Cellular--0.3%
6,100		AT&T Corp., Pfd.	$143,731
40,000		AT&T Corp., Pfd., $2.50	1,012,500

		TOTAL	1,156,231

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,319,356

		MUTUAL FUNDS--11.5%
3,547,152		Federated Mortgage Core Portfolio	34,407,374
2,635,656		Prime Value Obligations Fund, Class IS	2,635,656

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,089,947)	37,043,030

		TOTAL INVESTMENTS (IDENTIFIED COST $326,091,620)[2]	$320,189,877

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2000, these securities amounted to $30,487,156 which represents 9.5% of net assets.

2 The cost of investments for federal tax purposes amounts to $326,091,620. The net unrealized depreciation of investments on a federal tax basis amounts to $5,901,743 which is comprised of $1,211,463 appreciation and $7,113,206 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($322,407,826) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
CMO	--Collateralized Mortgage Obligation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $326,091,620)		$320,189,877
Income receivable		5,508,292
Receivable for investments sold		1,990,677
Receivable for shares sold		152,472

TOTAL ASSETS		327,841,318

Liabilities:
Payable for investments purchased	$3,614,367
Payable for shares redeemed	4,500
Income distribution payable	1,811,461
Accrued expenses	3,164

TOTAL LIABILITIES		5,433,492

Net assets for 33,567,957 shares outstanding		$322,407,826

Net Assets Consist of:
Paid in capital		$335,163,574
Net unrealized depreciation of investments		(5,901,743)
Accumulated net realized loss on investments		(6,733,010)
Distributions in excess of net investment income		(120,995)

TOTAL NET ASSETS		$322,407,826

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$290,629,834 ÷ 30,259,247 shares outstanding		$9.60

Institutional Service Shares:
$31,777,992 ÷ 3,308,710 shares outstanding		$9.60

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends			$1,403,390
Interest			10,432,076

TOTAL INCOME			11,835,466
Expenses:
Investment adviser fee		$803,594
Administrative personnel and services fee		121,021
Custodian fees		10,286
Transfer and dividend disbursing agent fees and expenses		18,805
Directors'/Trustees' fees		4,661
Auditing fees		6,590
Legal fees		1,768
Portfolio accounting fees		49,984
Distribution services fee--Institutional Service Shares		33,975
Shareholder services fee--Institutional Shares		367,822
Shareholder services fee--Institutional Service Shares		33,975
Share registration costs		13,822
Printing and postage		11,411
Insurance premiums		964
Miscellaneous		2,572

TOTAL EXPENSES		1,481,250

Waivers and Reimbursements:
Waiver of investment adviser fee	$(154,451)
Waiver of distribution services fee--Institutional Service Shares	(12,231)
Waiver of shareholder services fee--Institutional Shares	(367,822)
Waiver of shareholder services fee--Institutional Service Shares	(21,744)
Reimbursement of investment adviser fee	(396)

TOTAL WAIVERS AND REIMBURSEMENTS		(556,644)

Net expenses			924,606

Net investment income			10,910,860

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,273,880)
Net change in unrealized depreciation of investments			7,383,642

Net realized and unrealized gain (loss) on investments			5,109,762

Change in net assets resulting from operations			$16,020,622

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2000	Year Ended 4/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,910,860	$19,392,792
Net realized loss on investments ($(2,273,880) and $(4,458,939), respectively, as computed for federal tax purposes)	(2,273,880)	(4,458,939)
Net change in unrealized appreciation/depreciation	7,383,642	(12,588,996)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,020,622	2,344,857

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,087,935)	(18,312,786)
Institutional Service Shares	(896,457)	(1,040,735)
Distributions from net realized gains
Institutional Shares	--	(629,456)
Institutional Service Shares	--	(35,010)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,984,392)	(20,017,987)

Share Transactions:
Proceeds from sale of shares	43,385,451	119,391,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	3,849,562
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	--	79,584,880
Net asset value of shares issued to shareholders in payment of distributions declared	2,130,051	4,636,595
Cost of shares redeemed	(40,946,652)	(110,015,628)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,568,850	97,447,196

Change in net assets	9,605,080	79,774,066

Net Assets:
Beginning of period	312,802,746	233,028,680

End of period	$322,407,826	$312,802,746

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.77	$ 9.55
Income From Investment Operations:
Net investment income	0.33	0.62	0.60	0.63	0.63	0.66
Net realized and unrealized gain (loss) on investments	0.15	(0.60)	(0.10)	0.38	0.03	0.22

TOTAL FROM INVESTMENT OPERATIONS	0.48	0.02	0.50	1.01	0.66	0.88

Less Distributions:
Distributions from net investment income	(0.33)	(0.62)	(0.60)	(0.63)	(0.63)	(0.66)
Distributions from net realized gain on investments	--	(0.02)	(0.00)[1]	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.33)	(0.64)	(0.60)	(0.63)	(0.64)	(0.66)

Net Asset Value, End of Period	$ 9.60	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.77

Total Return[2]	5.14%	0.30%	5.03%	10.58%	7.00%	9.13%

Ratios to Average Net Assets:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.81%[3]	6.48%	5.87%	6.30%	6.48%	6.52%

Expense waiver/reimbursement[4]	0.35%[3]	0.37%	0.43%	0.47%	0.57%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$290,630	$294,644	$219,824	$176,712	$121,307	$87,493

Portfolio turnover	13%	54%	41%	44%	55%	66%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.76	$ 9.55
Income From Investment Operations:
Net investment income	0.32	0.60	0.58	0.61	0.61	0.63
Net realized and unrealized gain (loss) on investments	0.15	(0.60)	(0.10)	0.38	0.04	0.21

TOTAL FROM INVESTMENT OPERATIONS	0.47	0.00	0.48	0.99	0.65	0.84

Less Distributions:
Distributions from net investment income	(0.32)	(0.60)	(0.58)	(0.61)	(0.61)	(0.63)
Distributions from net realized gain on investments	--	(0.02)	(0.00)[1]	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.32)	(0.62)	(0.58)	(0.61)	(0.62)	(0.63)

Net Asset Value, End of Period	$ 9.60	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.76

Total Return[2]	5.01%	0.05%	4.77%	10.31%	6.73%	8.86%

Ratios to Average Net Assets:

Expenses	0.80%[3]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income	6.55%[3]	6.24%	5.64%	6.03%	6.21%	6.31%

Expense waiver/reimbursement[4]	0.35%[3]	0.37%	0.43%	0.47%	0.57%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$31,778	$18,159	$13,204	$4,522	$790	$508

Portfolio turnover	13%	54%	41%	44%	55%	66%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000 (Unaudited)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation/ Depreciation[1]
389,238	$3,849,562	$15,443

1 Unrealized appreciation/depreciation is included in the Common Trust Fund net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid-in Capital and $1,427,878 of unrealized depreciation; and $135,305 of net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust (the "Core Trust"), which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no adviser or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,141,628 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,141,628

Additionally, net capital losses of $3,269,119 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair market value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended 10/31/2000		Year Ended 4/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,736,307	$26,002,395	10,978,126	$105,935,864
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	--	389,238	3,849,562
Shares issued in connection with the acquisition of CCB Bond Fund	--	--	8,112,628	79,584,880
Shares issued to shareholders in payment of distributions declared	155,060	1,476,548	393,124	3,795,046
Shares redeemed	(3,798,821)	(36,097,750)	(10,544,191)	(101,673,032)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(907,454)	$(8,618,807)	9,328,925	$91,492,320

	Six Months Ended 10/31/2000		Year Ended 4/30/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,830,099	$17,383,056	1,388,440	$13,455,923
Shares issued to shareholders in payment of distributions declared	68,478	653,503	87,253	841,549
Shares redeemed	(510,597)	(4,848,902)	(866,703)	(8,342,596)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,387,980	$13,187,657	608,990	$5,954,876

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	480,526	$4,568,850	9,937,915	$97,447,196

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended October 31, 2000, were as follows:

Purchases	$51,327,825

Sales	$38,367,761

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL REPORT

October 31, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust. The Report covers the six-month period ended October 31, 2000. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete listing of fund holdings and its financial statements.

On behalf of conservative, income-oriented investors, the fund invests in a diversified portfolio consisting primarily of short-term, high-quality debt securities. At the end of the reporting period, the fund's portfolio was invested primarily in corporate bonds/asset-backed securities (58.3%), followed by mortgage-backed securities (27.6%), U.S. Treasury notes (5.9%), U.S. government agency mortgage-backed securities (3.6%) and a mutual fund (6.5%).

During the six-month reporting period, Institutional Shares produced a total return of 4.06% through dividends totaling $0.281 per share and a net asset value increase of $0.06 per share (from $8.52 to $8.58).1 Institutional Service Shares produced a total return of 3.93% through dividends totaling $0.270 per share and a net asset value increase of $0.06 per share (from $8.52 to $8.58).1 Net assets in the fund totaled $194.9 million at the end of the reporting period.

Thank you for selecting Federated Short-Term Income Fund as a high-quality, short-term income investment. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
December 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Short Term Income Fund represents a high-quality, fixed income portfolio of securities combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency and high-quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average life of no greater than three years, but generally having an effective modified duration of no greater than two years.1

While the reporting period under review has been a favorable one for bond markets, it did not start out that way, particularly at the short end of the yield curve. At the beginning of May 2000, the yield on the two-year treasury note stood at 6.72%, and investors were wondering how much higher yields would climb. The consensus was that economic growth was still too robust for the Federal Reserve Board (the "Fed") to end the round of federal funds target rate increases it had initiated in June of 1999. In fact, two-year yields got as high as 7.00% on an intraday basis in mid-May before the tide finally began to turn. As is usually the case, it turned out that the Fed's aggressive prescription for what it considered an "unhealthy" economic growth rate was already having its effect just as investors feared the worst. That round of six rate increases, along with higher oil prices and softer equity markets, appear to have "turned the trick" in slowing the U.S. economy. While officially the Fed is still cautioning the financial markets about the risk of inflation, forward yield curves (i.e., those yield curves which reflect the market's expectation of future interest rates) are already factoring in an easing of the Fed's monetary policy stance as soon as early next year. Fund management's current belief lies somewhere in the middle, meaning that it expects neither an increase nor a decrease in the federal funds target rate for at least the next several months. While economic growth is undoubtedly slowing from the feverish pace of the first half of 2000, there is still a way to go before the U.S. economy needs to concern itself about negative growth.

The fund's performance during the reporting period was good on both an absolute and relative basis. For the second consecutive year, it has been a difficult environment for "spread product" (i.e., those securities whose values are established on a relative basis to treasury yields). The further one moved away in quality from treasury securities, the more difficult the environment has become. The fund's positioning as a higher quality investment vehicle allowed it to do well relative to its peers. Absolute performance was also consistent with what one would expect in a slowing economy, aided by the decline of the two-year treasury yield below 6% prior to the end of the reporting period.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

For the reporting period under review, the fund's Institutional Shares had a total return of 4.06% and the fund's Institutional Service Shares total return was 3.93%,2 compared to a 4.14% total return for the Merrill Lynch 1-3 Year Treasury Index and a 4.09% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.3 The fund's slightly shorter duration profile relative to the comparative indices prevented performance from being even better. At the same time, the fund fared well in comparison to its mutual fund peer group, the Lipper Short Investment Grade Debt category, which returned 4.01% for the reporting period.4

At this writing, marginal assets in the fund are generally being deployed in AAA-rated asset-backed securities (ABS) in order to maintain a high level of credit quality. ABS comprised 49% of the fund's assets at the end of the reporting period under review. Corporate exposure is currently very low, as the market is punishing corporate underperformers in the harshest possible manner. The good news on this front is that there may be some extremely attractive opportunities in the corporate sector in the near future. Treasury and agency exposure remains between 5% and 8% of the fund, a level that has remained unchanged for quite a while now. Finally, mortgage-backed securities exposure, which is generally allocated to short duration (two- to three-year average life), alternative-A (good credit borrowers who do not meet specific agency underwriting standards) and jumbo (loan size in excess of $252,700) product, is being maintained at a little over 30% of the portfolio. With regard to interest rate sensitivity, the fund's duration is positioned at 1.51 years, right around its "neutral" goal of 1.5 years. Credit quality remains high with an average credit rating of AA. Fifty-four percent of the fund's assets were invested in AAA-rated securities at October 31, 2000, with 13% of assets rated AA, 18% rated A, and the remaining 15% rated BBB.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. The Merrill Lynch 1-3 Year Corporate Bond Index is an unmanaged index tracking investment-grade corporate debt securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

4 Lipper Averages represent the average of the total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--58.3%
		Automobile--11.4%
$411,817		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$410,639
1,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	998,750
3,000,000		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	3,001,290
4,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	3,812,360
326,951		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	322,967
1,235,713		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	1,222,197
2,082,633		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	2,101,137
5,000,000		Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%, 3/15/2004	5,003,000
872,480		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	867,542
4,500,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	4,488,750

		TOTAL	22,228,632

		Banking--2.5%
1,000,000	[1]	J.P. Morgan & Co., Inc., Sub. Note, 6.565%, 8/19/2002	979,958
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,994,720
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	1,969,240

		TOTAL	4,943,918

		Credit Card--14.8%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	2,985,000
2,006,868	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1,952,934
5,000,000	[1]	Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003	5,002,160
3,650,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	3,616,456
1,300,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.82%, 2/15/2006	1,302,165
3,000,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 7.31%, 10/15/2007	3,013,470
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,976,920
132,500		Household Affinity Credit Card Master Trust I 1993-2, Class A, 5.60%, 5/15/2002	132,523
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,970,750
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	2,969,700
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,012,710

		TOTAL	28,934,788

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Financial Intermediaries--3.0%
$1,500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.375%, 3/15/2001	$1,494,345
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,329,752
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,962,920

		TOTAL	5,787,017

		Home Equity Loan--14.2%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,964,062
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 9.372%, 6/25/2028	1,025,620
1,800,456		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,779,148
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,924,750
1,228,323	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,167,674
469,707	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 6.86%, 1/15/2028	466,771
2,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,995,000
1,445,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	1,419,496
1,006,673		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	987,011
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	941,830
1,733,765	[1,2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	1,696,650
4,000,000		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	3,993,120
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,263,310
2,029,416	[2]	Option One Mortgage Securities, 1999-4, Class CTF, 9.67%, 12/26/2029	2,011,023
4,000,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 8.1625%, 4/25/2029	4,000,000

		TOTAL	27,635,465

		Manufactured Housing--6.5%
324,746		BankAmerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	324,989
3,814,354		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	3,787,463
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,901,160
4,000,000	[2]	Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	3,645,000
3,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	3,047,811

		TOTAL	12,706,423

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Other Asset Backed--3.6%
$437,425	[2]	Bosque Asset Corp., 7.66%, 6/5/2002	$424,302
1,754,603		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A-3, 6.17%, 3/25/2003	1,752,866
1,048,315		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,040,290
217,775		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	217,554
7,415,969	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	792,582
349,883		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	349,663
1,500,000	[1]	Saxon Asset Securities Trust 1999-1, Class BV1, 9.37%, 2/25/2029	1,498,950
939,438	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 6.88%, 7/25/2030	934,802

		TOTAL	7,011,009

		Supranational--0.9%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,687,607

		Technology Services--0.8%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,571,250

		Telecommunications & Cellular--0.6%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,115,000

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $115,334,549)	113,621,109

		MORTGAGE BACKED SECURITIES--27.6%
		Commercial Mortgage Backed Securities--2.8%
8,404,977		First Union Lehman Brothers Commercial Mortgage Trust, 1997-C1, Class IO, 1.47376%, 4/18/2027	459,290
4,000,000	[1,2]	KMart CMBS Financing, Inc., 1997-1, Class C, 6.075%, 3/1/2007	3,988,100
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.17766%, 1/15/2003	989,375

		TOTAL	5,436,765

		Non-Government Agency Mortgage Backed Securities--24.8%
712,550	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MF2, 7.47188%, 5/25/2029	681,376
1,673,455	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	1,592,396
629,498	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.37%, 5/25/2029	616,514
3,588,498	[1,2]	C-BASS ABS, LLC, 1997-1, Class A-1, 7.69%, 2/1/2017	3,552,613
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--continued
$458,636		GE Capital Mortgage Services, Inc., 1994-27, Class A3, 6.50%, 7/25/2024	$455,152
4,822,225		GE Capital Mortgage Services, Inc., 1995-11, Class B1, 7.50%, 12/25/2025	4,682,380
787,552		GE Capital Mortgage Services, Inc., 1996-3, Class A1, 7.00%, 3/25/2026	782,713
252,594		GE Capital Mortgage Services, Inc., 1998-11, Class 1A1, 6.75%, 6/25/2028	250,658
2,089,743	[1,2]	Greenwich Capital Acceptance 1991-4, 8.28%, 7/1/2019	2,085,824
2,207,687	[1]	Greenwich Capital Acceptance 1993-AFC1, Class B1, 6.66%, 9/25/2023	2,191,130
532,751	[1]	Greenwich Capital Acceptance 1993-LB2, Class A1, 8.30%, 8/25/2023	531,509
346,938	[1]	Greenwich Capital Acceptance 1993-LB3, Class A1, 8.23%, 1/25/2024	348,208
2,966,912	[1]	Greenwich Capital Acceptance 1994-C, Class B1, 6.66%, 1/25/2025	2,940,331
167,149	[2]	Long Beach Federal Savings Bank, 1992-3, Class A, 9.60%, 6/15/2022	167,149
3,070,000	[1]	Mellon Residential Funding Corp., 1998-TBC1, Class B1, 6.59258%, 10/25/2028	3,021,070
3,863,610		PNC Mortgage Securities Corp., 1999-5, Class 2A1, 6.75%, 7/25/2029	3,758,663
1,121,330		Prudential Home Mortgage Securities, 1992-5, Class A6, 7.50%, 4/25/2007	1,124,212
2,000,000		Residential Accredit Loans, Inc., 1997-QS12, Class A6, 7.25%, 11/25/2027	1,981,874
400,259		Residential Asset Securitization Trust, 1997-A2, Class A3, 9.00%, 4/25/2027	398,863
7,500,000		Residential Asset Securitization Trust, 1997-A7, Class A5, 7.50%, 9/25/2027	7,489,650
1,233,781	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,185,059
8,776,805		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	8,439,903

		TOTAL	48,277,247

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $54,494,639)	53,714,012

		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--3.6%
2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	1,892,520
1,412,562		GNMA, Pool 354754, 7.50%, 2/15/2024	1,423,156
3,461,961		GNMA, Pool 780360, 11.00%, 9/15/2015	3,752,696

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,320,015)	7,068,372

		U.S. TREASURY NOTES--5.9%
500,000		Note, 5.625%, 5/15/2008	493,365
3,000,000		Note, 5.75%, 11/15/2000	2,999,700
Principal Amount or Shares			Value
		U.S. TREASURY NOTES--continued
$4,000,000		Note, 5.875%, 9/30/2002	$3,992,880
1,000,000		Note, 6.00%, 8/15/2009	1,010,390
2,000,000		Note, 6.50%, 2/15/2010	2,093,500
935,000		Note, 6.625%, 5/15/2007	973,990

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $11,608,848)	11,563,825

		MUTUAL FUNDS--6.5%
12,674,813		Prime Value Obligations Fund, IS Shares (at net asset value)	12,674,813

		TOTAL INVESTMENTS (IDENTIFIED COST $201,432,864)[3]	$198,642,131

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 2000, these securities amounted to $28,629,739 which represents 14.7% of net assets.

3 The cost of investments for federal tax purposes amounts to $201,432,864. The net unrealized depreciation of investments on a federal tax basis amounts to $2,790,733 which is comprised of $363,197 appreciation and $3,153,930 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($194,946,396) at October 31, 2000.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $201,432,864)		$198,642,131
Income receivable		1,228,765
Receivable for investments sold		118,827
Receivable for shares sold		20,154
Other assets		9,200

TOTAL ASSETS		200,019,077

Liabilities:
Payable for investments purchased	$3,999,462
Income distribution payable	1,073,219

TOTAL LIABILITIES		5,072,681

Net assets for 22,710,167 shares outstanding		$194,946,396

Net Assets Consist of:
Paid in capital		$218,040,026
Net unrealized depreciation of investments		(2,790,733)
Accumulated net realized loss on investments		(20,022,507)
Distributions in excess of net investment income		(280,390)

TOTAL NET ASSETS		$194,946,396

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$185,353,941 ÷ 21,592,687 shares outstanding		$8.58

Institutional Service Shares:
$9,592,455 ÷ 1,117,480 shares outstanding		$8.58

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest			$7,053,525

Expenses:
Investment adviser fee		$399,034
Administrative personnel and services fee		77,480
Custodian fees		7,183
Transfer and dividend disbursing agent fees and expenses		36,312
Directors'/Trustees' fees		5,287
Auditing fees		6,385
Legal fees		1,796
Portfolio accounting fees		33,519
Distribution services fee--Institutional Service Shares		13,690
Shareholder services fee--Institutional Shares		235,706
Shareholder services fee--Institutional Service Shares		13,690
Share registration costs		9,577
Printing and postage		19,353
Insurance premiums		599
Miscellaneous		1,895

TOTAL EXPENSES		861,506

Waivers and Reimbursements:
Waiver of investment adviser fee	$(35,381)
Waiver of distribution services fee--Institutional Service Shares	(13,143)
Waiver of shareholder services fee--Institutional Shares	(235,706)
Waiver of shareholder services fee--Institutional Service Shares	(548)
Reimbursement of investment adviser fee	(399)

TOTAL WAIVERS AND REIMBURSEMENTS		(285,177)

Net expenses			576,329

Net investment income			6,477,196

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(76,869)
Net change in unrealized depreciation of investments			1,648,862

Net realized and unrealized gain (loss) on investments			1,571,993

Change in net assets resulting from operations			$8,049,189

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2000	Year Ended 4/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,477,196	$13,428,467
Net realized gain (loss) on investments ($(76,869) and $(496,189), respectively, as computed for federal tax purposes)	(76,869)	26,733
Net change in unrealized appreciation/depreciation	1,648,862	(3,957,814)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,049,189	9,497,386

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,144,990)	(11,980,899)
Institutional Service Shares	(342,753)	(1,334,302)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,487,743)	(13,315,201)

Share Transactions:
Proceeds from sale of shares	25,386,259	84,879,137
Net asset value of shares issued to shareholders in payment of distributions declared	1,948,817	4,703,745
Cost of shares redeemed	(37,343,393)	(95,927,697)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,008,317)	(6,344,815)

Change in net assets	(8,446,871)	(10,162,630)

Net Assets:
Beginning of period	203,393,267	213,555,897

End of period	$194,946,396	$203,393,267

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68	$ 8.61
Income From Investment Operations:
Net investment income	0.28	0.53	0.52	0.52	0.54	0.57
Net realized and unrealized gain (loss) on investments	0.06	(0.15)	(0.07)	0.06	0.01	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.34	0.38	0.45	0.58	0.55	0.64

Less Distributions:
Distributions from net investment income	(0.28)	(0.53)	(0.52)	(0.52)	(0.54)	(0.57)
Distributions in excess of net investment income[1]	--	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.28)	(0.53)	(0.52)	(0.52)	(0.55)	(0.57)

Net Asset Value, End of Period	$ 8.58	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68

Total Return[2]	4.06%	4.52%	5.25%	6.88%	6.53%	7.51%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	6.51%[3]	6.23%	5.88%	5.96%	6.21%	6.43%

Expense waiver/reimbursement[4]	0.29%[3]	0.28%	0.28%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$185,354	$189,395	$188,773	$197,610	$214,438	$216,675

Portfolio turnover	10%	44%	54%	49%	55%	77%

1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68	$ 8.61
Income From Investment Operations:
Net investment income	0.27	0.51	0.50	0.50	0.53	0.54
Net realized and unrealized gain (loss) on investments	0.06	(0.15)	(0.07)	0.06	--	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.33	0.36	0.43	0.56	0.53	0.61

Less Distributions:
Distributions from net investment income	(0.27)	(0.51)	(0.50)	(0.50)	(0.53)	(0.54)

Net Asset Value, End of Period	$ 8.58	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68

Total Return[1]	3.93%	4.26%	4.99%	6.61%	6.27%	7.25%

Ratios to Average Net Assets:

Expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	6.24%[2]	5.94%	5.63%	5.73%	5.96%	6.17%

Expense waiver/reimbursement[3]	0.29%[2]	0.28%	0.28%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$9,592	$13,999	$24,783	$14,783	$17,586	$16,346

Portfolio turnover	10%	44%	54%	49%	55%	77%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000 (unaudited)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,945,494, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 669,532

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair market value as determined by the Fund's pricing committee.

Additional information on each restricted security held at October 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1	01/09/1997	$2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	05/14/1998	720,016

Bayview Financial Acquisition Trust 1998-1, Class MII1	03/12/1999	601,108

Bayview Financial Acquisition Trust 1998-1, Class MI1	12/08/1998	1,695,969

Bosque Asset Corp., Series 1, Class 1, 7.66%, 6/5/2002	06/19/1997	619,238

C-BASS ABS, LLC, Series 1997-1, Class A-1	02/25/1997	3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	02/23/2000	1,300,000

ContiMortgage Home Equity Loan Trust 1993-3, Class A2	02/07/2000	1,301,589

FMAC Loan Receivables Trust 1997-A, Class A-X	06/16/1997	1,072,954

Greenwich Capital Acceptance Corp. 1991-4	01/07/1993	2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	02/27/1997	4,000,000

Long Beach Federal Savings Bank, 1992-3	06/29/1992	186,744

Merit Securities Corp., 12-1, Class B	05/18/1999	3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	04/13/2000	1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-ST I, Class A-3	02/03/1998	1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	07/30/1998	1,999,062

Option One Mortgage Securities, Series C 1999-4, Class CTF	11/10/1999	2,598,831

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2000		Year Ended 4/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,801,421	$23,929,507	8,911,953	$76,361,992
Shares issued to shareholders in payment of distributions declared	212,159	1,812,410	444,065	3,796,683
Shares redeemed	(3,659,520)	(31,264,542)	(8,900,987)	(76,116,228)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(645,940)	$(5,522,625)	455,031	$4,042,447

	Six Months Ended 10/31/2000		Year Ended 4/30/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	170,255	$1,456,752	992,483	$8,517,145
Shares issued to shareholders in payment of distributions declared	15,984	136,407	106,036	907,062
Shares redeemed	(712,480)	(6,078,851)	(2,314,778)	(19,811,469)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(526,241)	$(4,485,692)	(1,216,259)	$(10,387,262)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,172,181)	$(10,008,317)	(761,228)	$(6,344,815)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the reporting period ended October 31, 2000, were as follows:

Purchases	$18,029,943

Sales	$27,746,845

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308

8112901 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.